Quarterly Holdings Report
for
Fidelity® Sustainability Bond Index Fund
May 31, 2023
SBI-NPRT3-0723
1.9887291.104
Nonconvertible Bonds - 26.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.65% 2/1/28	650,000	562,890
2.75% 6/1/31	150,000	126,873
3.5% 9/15/53	321,000	222,839
3.55% 9/15/55	254,000	174,747
3.65% 9/15/59	125,000	85,611
3.85% 6/1/60	115,000	82,239
4.65% 6/1/44	20,000	17,350
5.15% 3/15/42	60,000	55,973
Bell Canada 3.65% 8/15/52	50,000	37,261
British Telecommunications PLC 9.625% 12/15/30	55,000	68,094
Orange SA 5.5% 2/6/44	60,000	61,441
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	145,220
7.045% 6/20/36	106,000	115,753
TELUS Corp. 3.4% 5/13/32	50,000	43,604
Verizon Communications, Inc.:
0.85% 11/20/25	135,000	122,590
1.5% 9/18/30	400,000	317,051
2.355% 3/15/32	201,000	162,100
2.65% 11/20/40	70,000	48,052
2.85% 9/3/41	170,000	119,441
2.987% 10/30/56	123,000	75,974
3.55% 3/22/51	140,000	101,871
4% 3/22/50	38,000	30,378
4.016% 12/3/29	200,000	188,361
4.75% 11/1/41	189,000	174,331
		3,140,044
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	42,869
2.65% 1/13/31	50,000	43,460
3.35% 3/24/25	100,000	97,563
3.6% 1/13/51	20,000	15,442
3.8% 3/22/30	80,000	75,774
4.7% 3/23/50	20,000	18,642
6.2% 12/15/34	225,000	247,647
		541,397
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	50,000	46,076
1.1% 8/15/30	60,000	48,984
1.9% 8/15/40	60,000	40,936
2.05% 8/15/50	60,000	36,819
Baidu, Inc. 4.125% 6/30/25	200,000	194,475
		367,290
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41	80,000	52,790
3.9% 6/1/52	220,000	138,388
4.4% 4/1/33	285,000	247,721
5.5% 4/1/63	175,000	135,311
Comcast Corp.:
1.5% 2/15/31	300,000	238,178
1.95% 1/15/31	180,000	147,858
2.45% 8/15/52	100,000	60,095
2.65% 2/1/30	100,000	88,174
2.937% 11/1/56	190,000	121,730
2.987% 11/1/63	95,000	58,887
3.25% 11/1/39	40,000	31,468
3.4% 4/1/30	30,000	27,731
3.45% 2/1/50	100,000	74,867
3.75% 4/1/40	10,000	8,355
4.55% 1/15/29	80,000	79,676
4.65% 7/15/42	50,000	45,819
4.95% 10/15/58	50,000	47,016
5.35% 5/15/53	80,000	79,607
Discovery Communications LLC:
3.625% 5/15/30	69,000	59,892
4% 9/15/55	120,000	76,205
4.65% 5/15/50	70,000	51,230
5.3% 5/15/49	20,000	15,886
Fox Corp. 4.709% 1/25/29	210,000	204,699
Grupo Televisa SA de CV 6.625% 1/15/40	60,000	62,092
Magallanes, Inc.:
3.755% 3/15/27	50,000	46,857
4.279% 3/15/32	73,000	63,776
5.141% 3/15/52	68,000	53,070
5.391% 3/15/62	125,000	97,234
Paramount Global:
4.2% 5/19/32	60,000	50,309
4.95% 1/15/31	100,000	89,682
4.95% 5/19/50	90,000	66,974
Time Warner Cable LLC 7.3% 7/1/38	95,000	97,030
TWDC Enterprises 18 Corp. 4.125% 12/1/41	55,000	47,481
		2,766,088
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc.:
4.3% 2/15/48	100,000	77,367
4.55% 3/15/52 (b)	90,000	71,471
T-Mobile U.S.A., Inc.:
3.5% 4/15/25	530,000	513,919
3.6% 11/15/60	75,000	51,933
3.875% 4/15/30	230,000	213,394
4.5% 4/15/50	62,000	52,851
5.05% 7/15/33	100,000	98,604
5.2% 1/15/33	130,000	130,061
5.65% 1/15/53	65,000	64,910
Vodafone Group PLC:
4.125% 5/30/25	120,000	117,842
4.375% 5/30/28	25,000	24,591
5% 5/30/38	43,000	41,050
5.125% 6/19/59	60,000	52,101
5.25% 5/30/48	20,000	18,550
6.15% 2/27/37	50,000	52,088
		1,580,732
TOTAL COMMUNICATION SERVICES		8,395,551
CONSUMER DISCRETIONARY - 1.7%
Automobile Components - 0.0%
Lear Corp. 3.5% 5/30/30	50,000	44,065
Automobiles - 0.4%
American Honda Finance Corp. 1.2% 7/8/25	360,000	333,055
General Motors Co.:
5.2% 4/1/45	120,000	99,814
5.6% 10/15/32	50,000	48,157
General Motors Financial Co., Inc.:
1.25% 1/8/26	555,000	498,340
2.4% 4/10/28	80,000	69,459
2.7% 8/20/27	145,000	129,235
5.65% 1/17/29	80,000	79,177
Toyota Motor Corp. 2.358% 7/2/24	60,000	58,225
		1,315,462
Broadline Retail - 0.5%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	200,000	163,788
3.4% 12/6/27	285,000	266,439
Amazon.com, Inc.:
1% 5/12/26	193,000	175,018
2.1% 5/12/31	193,000	163,183
2.875% 5/12/41	185,000	141,017
3.1% 5/12/51	193,000	141,188
3.15% 8/22/27	240,000	228,964
3.6% 4/13/32	200,000	187,607
4.25% 8/22/57	50,000	44,354
eBay, Inc.:
1.4% 5/10/26	118,000	106,749
2.7% 3/11/30	50,000	43,287
		1,661,594
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	51,478
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc. 3.8% 2/15/28	100,000	93,832
Marriott International, Inc. 3.5% 10/15/32	80,000	68,963
McDonald's Corp.:
3.3% 7/1/25	11,000	10,655
3.5% 7/1/27	20,000	19,209
3.6% 7/1/30	165,000	154,157
3.7% 1/30/26	155,000	151,054
4.2% 4/1/50	18,000	15,277
4.45% 9/1/48	64,000	56,548
6.3% 3/1/38	60,000	66,482
Starbucks Corp.:
2% 3/12/27	170,000	154,326
2.55% 11/15/30	100,000	86,033
3.8% 8/15/25	50,000	48,868
4.5% 11/15/48	32,000	28,133
		953,537
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29	65,000	59,314
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 5.95% 3/9/28	41,000	41,692
AutoNation, Inc. 4.75% 6/1/30	50,000	46,513
AutoZone, Inc.:
3.75% 6/1/27	50,000	48,068
4.5% 2/1/28	55,000	54,405
Lowe's Companies, Inc.:
1.7% 10/15/30	100,000	79,947
2.625% 4/1/31	50,000	42,259
2.8% 9/15/41	90,000	61,938
3% 10/15/50	60,000	38,714
3.1% 5/3/27	34,000	32,065
4.05% 5/3/47	62,000	48,808
4.45% 4/1/62	50,000	39,244
4.5% 4/15/30	50,000	48,867
5% 4/15/33	75,000	74,296
5.125% 4/15/50	20,000	18,568
5.75% 7/1/53	20,000	19,820
The Home Depot, Inc.:
2.375% 3/15/51	113,000	69,069
2.95% 6/15/29	280,000	257,514
3.3% 4/15/40	150,000	120,353
4.2% 4/1/43	50,000	43,974
4.5% 9/15/32	50,000	49,714
4.5% 12/6/48	70,000	64,147
TJX Companies, Inc. 1.6% 5/15/31	125,000	101,915
		1,401,890
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	13,000	12,512
2.85% 3/27/30	20,000	18,237
3.25% 3/27/40	55,000	44,915
3.375% 3/27/50	20,000	15,939
		91,603
TOTAL CONSUMER DISCRETIONARY		5,578,943
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	90,000	69,160
4.597% 5/25/28	110,000	108,807
PepsiCo, Inc.:
1.4% 2/25/31	200,000	162,163
1.625% 5/1/30	83,000	69,255
2.375% 10/6/26	220,000	207,545
3.6% 8/13/42	105,000	88,366
The Coca-Cola Co.:
1.45% 6/1/27	20,000	18,157
1.65% 6/1/30	10,000	8,374
2.25% 1/5/32	205,000	175,775
2.5% 6/1/40	10,000	7,501
2.6% 6/1/50	10,000	6,918
2.75% 6/1/60	70,000	47,813
3.45% 3/25/30	60,000	57,103
4.2% 3/25/50	50,000	46,231
		1,073,168
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp. 1.375% 6/20/27	370,000	330,757
Dollar General Corp. 5% 11/1/32	60,000	59,204
Dollar Tree, Inc. 4.2% 5/15/28	50,000	48,067
Kroger Co.:
1.7% 1/15/31	100,000	78,797
4.65% 1/15/48	30,000	26,098
5% 4/15/42	50,000	45,700
Sysco Corp.:
3.3% 2/15/50	50,000	35,002
4.5% 4/1/46	50,000	42,171
5.95% 4/1/30	53,000	55,910
Target Corp.:
2.95% 1/15/52	65,000	45,169
3.9% 11/15/47	25,000	20,885
4% 7/1/42	50,000	44,534
Walgreens Boots Alliance, Inc. 3.2% 4/15/30	135,000	116,934
Walmart, Inc.:
2.5% 9/22/41	205,000	150,398
3.3% 4/22/24	120,000	118,207
3.9% 4/15/28	50,000	49,444
4.05% 6/29/48	130,000	118,603
4.1% 4/15/33	50,000	48,939
		1,434,819
Food Products - 0.3%
Archer Daniels Midland Co. 4.016% 4/16/43	75,000	64,761
Campbell Soup Co. 3.95% 3/15/25	100,000	97,861
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	29,577
4.85% 11/1/28	55,000	54,162
5.4% 11/1/48	22,000	20,484
7% 10/1/28	50,000	53,793
General Mills, Inc.:
2.875% 4/15/30	13,000	11,604
3% 2/1/51	50,000	34,882
4.2% 4/17/28	60,000	58,786
Kellogg Co. 4.3% 5/15/28	50,000	48,863
Kraft Heinz Foods Co. 5.5% 6/1/50	195,000	191,608
Mondelez International, Inc. 2.625% 9/4/50	50,000	32,110
Tyson Foods, Inc.:
4% 3/1/26	40,000	38,858
4.875% 8/15/34	55,000	53,405
5.1% 9/28/48	40,000	36,209
Unilever Capital Corp. 1.75% 8/12/31	135,000	109,483
		936,446
Household Products - 0.1%
Colgate-Palmolive Co. 4.6% 3/1/33	50,000	51,023
Kimberly-Clark Corp.:
1.05% 9/15/27	53,000	46,231
2.875% 2/7/50	55,000	39,185
3.1% 3/26/30	7,000	6,436
Procter & Gamble Co.:
3% 3/25/30	36,000	33,559
3.6% 3/25/50	180,000	151,977
		328,411
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. 1.95% 3/15/31	75,000	62,143
Kenvue, Inc.:
4.9% 3/22/33 (b)	32,000	32,585
5.05% 3/22/28 (b)	32,000	32,685
5.05% 3/22/53 (b)	32,000	32,212
		159,625
TOTAL CONSUMER STAPLES		3,932,469
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 3.337% 12/15/27	150,000	140,381
Halliburton Co.:
2.92% 3/1/30	80,000	70,777
5% 11/15/45	86,000	76,306
		287,464
Oil, Gas & Consumable Fuels - 1.0%
Enbridge Energy Partners LP 7.5% 4/15/38	50,000	56,950
Enbridge, Inc. 3.4% 8/1/51	80,000	54,030
Energy Transfer LP 4.95% 5/15/28	55,000	53,699
Enterprise Products Operating LP:
3.3% 2/15/53	250,000	174,043
5.35% 1/31/33	150,000	152,894
7.55% 4/15/38	55,000	63,552
Kinder Morgan, Inc. 5.2% 6/1/33	30,000	28,968
Magellan Midstream Partners LP 4.85% 2/1/49	50,000	40,311
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	72,495
MPLX LP:
4.5% 4/15/38	48,000	41,298
4.875% 12/1/24	152,000	150,234
4.9% 4/15/58	50,000	39,636
5% 3/1/33	100,000	96,211
5.5% 2/15/49	50,000	44,574
ONEOK Partners LP 6.65% 10/1/36	50,000	50,754
ONEOK, Inc.:
6.35% 1/15/31	187,000	192,573
7.5% 9/1/23	119,000	119,000
Phillips 66 Co.:
4.65% 11/15/34	65,000	60,778
5.3% 6/30/33	60,000	59,711
5.875% 5/1/42	54,000	55,318
Sabine Pass Liquefaction LLC 5% 3/15/27	160,000	158,113
Spectra Energy Partners LP 4.75% 3/15/24	215,000	213,086
Targa Resources Corp. 4.95% 4/15/52	60,000	47,668
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/28	125,000	120,471
The Williams Companies, Inc.:
3.75% 6/15/27	26,000	24,766
4.3% 3/4/24	149,000	147,390
5.4% 3/2/26	100,000	100,815
5.65% 3/15/33	50,000	50,551
TransCanada PipeLines Ltd.:
4.1% 4/15/30	300,000	278,417
4.625% 3/1/34	50,000	46,115
5% 10/16/43	50,000	44,451
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	20,000	17,821
3.95% 5/15/50	50,000	38,455
4.45% 8/1/42	105,000	89,425
Valero Energy Corp.:
2.15% 9/15/27	125,000	111,875
3.4% 9/15/26	50,000	47,545
4% 4/1/29	155,000	147,056
Western Gas Partners LP:
4.3% 2/1/30	50,000	44,454
5.45% 4/1/44	50,000	41,640
		3,377,143
TOTAL ENERGY		3,664,607
FINANCIALS - 10.8%
Banks - 6.6%
Banco Santander SA:
0.701% 6/30/24 (c)	400,000	398,043
1.849% 3/25/26	200,000	179,737
Bank of America Corp.:
0.981% 9/25/25 (c)	600,000	562,315
1.734% 7/22/27 (c)	43,000	38,348
2.087% 6/14/29 (c)	310,000	265,457
2.651% 3/11/32 (c)	80,000	66,165
2.676% 6/19/41 (c)	420,000	288,298
2.687% 4/22/32 (c)	43,000	35,535
2.831% 10/24/51 (c)	50,000	32,010
3.194% 7/23/30 (c)	180,000	158,771
3.458% 3/15/25 (c)	120,000	117,682
3.846% 3/8/37 (c)	180,000	153,793
3.974% 2/7/30 (c)	35,000	32,469
4.083% 3/20/51 (c)	130,000	104,626
4.183% 11/25/27	95,000	91,066
4.244% 4/24/38 (c)	75,000	66,073
4.271% 7/23/29 (c)	60,000	57,032
4.33% 3/15/50 (c)	50,000	42,084
4.376% 4/27/28 (c)	100,000	96,687
4.75% 4/21/45	55,000	50,143
5.202% 4/25/29 (c)	50,000	49,825
5.288% 4/25/34 (c)	40,000	39,746
5.875% 2/7/42	135,000	142,031
6.204% 11/10/28 (c)	350,000	361,998
Bank of Montreal:
3.088% 1/10/37 (c)	50,000	39,762
4.338% 10/5/28 (c)	170,000	167,670
5.2% 12/12/24	80,000	79,662
Bank of Nova Scotia:
2.45% 2/2/32	60,000	49,317
2.7% 8/3/26	65,000	60,320
4.5% 12/16/25	85,000	82,797
4.85% 2/1/30	30,000	29,333
Barclays PLC:
2.852% 5/7/26 (c)	200,000	187,936
3.33% 11/24/42 (c)	200,000	139,811
3.932% 5/7/25 (c)	200,000	195,714
4.836% 5/9/28	215,000	198,929
5.829% 5/9/27 (c)	200,000	199,557
BB&T Corp. 3.875% 3/19/29	80,000	71,757
Canadian Imperial Bank of Commerce 3.6% 4/7/32	64,000	57,588
Citigroup, Inc.:
CME Term SOFR 3 Month Index + 1.150% 3.52% 10/27/28 (c)(d)	190,000	176,779
2.976% 11/5/30 (c)	290,000	251,258
3.106% 4/8/26 (c)	110,000	105,445
3.2% 10/21/26	191,000	179,321
3.785% 3/17/33 (c)	190,000	168,702
3.875% 3/26/25	430,000	417,420
4.125% 7/25/28	154,000	144,561
4.65% 7/30/45	42,000	37,207
4.65% 7/23/48	115,000	102,197
5.875% 1/30/42	65,000	67,745
6.625% 6/15/32	60,000	63,333
8.125% 7/15/39	85,000	107,966
Fifth Third Bancorp:
3.95% 3/14/28	100,000	91,270
6.361% 10/27/28 (c)	70,000	70,271
HSBC Holdings PLC:
2.804% 5/24/32 (c)	40,000	32,453
4.041% 3/13/28 (c)	211,000	199,087
4.292% 9/12/26 (c)	850,000	821,729
4.755% 6/9/28 (c)	200,000	193,902
6.161% 3/9/29 (c)	200,000	203,925
6.8% 6/1/38	100,000	102,372
7.625% 5/17/32	110,000	117,187
HSBC U.S.A., Inc. 3.5% 6/23/24	100,000	97,496
Huntington Bancshares, Inc. 2.55% 2/4/30	55,000	43,736
ING Groep NV 3.95% 3/29/27	260,000	248,001
Japan Bank International Cooperation:
1.25% 1/21/31	262,000	210,316
2.5% 5/23/24	600,000	583,835
JPMorgan Chase & Co.:
0.653% 9/16/24 (c)	1,200,000	1,181,924
0.969% 6/23/25 (c)	180,000	171,171
1.47% 9/22/27 (c)	170,000	150,661
2.069% 6/1/29 (c)	150,000	129,790
2.083% 4/22/26 (c)	20,000	18,805
2.525% 11/19/41 (c)	110,000	74,952
2.545% 11/8/32 (c)	180,000	147,538
2.956% 5/13/31 (c)	50,000	42,715
3.328% 4/22/52 (c)	80,000	57,293
4.203% 7/23/29 (c)	30,000	28,719
4.323% 4/26/28 (c)	170,000	165,472
4.452% 12/5/29 (c)	185,000	178,530
4.493% 3/24/31 (c)	200,000	193,032
4.586% 4/26/33 (c)	170,000	163,028
4.912% 7/25/33 (c)	125,000	122,924
4.95% 6/1/45	92,000	85,176
6.4% 5/15/38	86,000	96,082
KeyCorp:
4.1% 4/30/28	55,000	48,066
4.789% 6/1/33 (c)	50,000	43,194
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	195,234
4.65% 3/24/26	221,000	211,037
5.871% 3/6/29 (c)	200,000	201,539
M&T Bank Corp. 5.053% 1/27/34 (c)	35,000	32,298
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (c)	200,000	177,031
2.048% 7/17/30	210,000	171,328
2.801% 7/18/24	200,000	193,661
3.741% 3/7/29	180,000	167,800
4.286% 7/26/38	73,000	66,477
Mizuho Financial Group, Inc. 2.226% 5/25/26 (c)	400,000	373,194
NatWest Group PLC:
3.875% 9/12/23	200,000	198,624
4.519% 6/25/24 (c)	600,000	598,912
5.847% 3/2/27 (c)	200,000	200,544
Oesterreichische Kontrollbank AG 0.375% 9/17/25	42,000	38,391
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (c)(d)	85,000	76,320
1.15% 8/13/26	203,000	178,149
2.2% 11/1/24	80,000	76,117
6.037% 10/28/33 (c)	50,000	51,568
Rabobank Nederland 5.25% 5/24/41	54,000	56,129
Rabobank Nederland New York Branch 0.375% 1/12/24	500,000	484,347
Royal Bank of Canada:
0.75% 10/7/24	50,000	46,943
2.3% 11/3/31	55,000	44,673
2.55% 7/16/24	100,000	96,673
4.9% 1/12/28	220,000	218,506
Santander Holdings U.S.A., Inc. 4.4% 7/13/27	73,000	69,388
Santander UK Group Holdings PLC 1.089% 3/15/25 (c)	200,000	190,955
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	200,000	184,078
2.142% 9/23/30	64,000	51,256
2.174% 1/14/27	270,000	242,474
2.348% 1/15/25	200,000	189,446
3.936% 10/16/23	120,000	119,278
5.52% 1/13/28	250,000	253,986
The Toronto-Dominion Bank:
0.55% 3/4/24	400,000	385,235
3.2% 3/10/32	95,000	82,089
3.625% 9/15/31 (c)	75,000	70,199
Truist Financial Corp.:
1.2% 8/5/25	200,000	180,752
1.267% 3/2/27 (c)	53,000	46,931
4.873% 1/26/29 (c)	35,000	33,870
6.123% 10/28/33 (c)	50,000	51,142
U.S. Bancorp:
1.375% 7/22/30	380,000	288,778
3.9% 4/26/28	94,000	88,719
Wachovia Corp. 5.5% 8/1/35	60,000	58,863
Wells Fargo & Co.:
4.54% 8/15/26 (c)	1,000,000	982,940
4.897% 7/25/33 (c)	425,000	409,973
4.9% 11/17/45	280,000	243,597
5.389% 4/24/34 (c)	170,000	170,224
Westpac Banking Corp.:
1.953% 11/20/28	50,000	43,263
2.894% 2/4/30 (c)	100,000	93,243
3.35% 3/8/27	115,000	109,355
4.11% 7/24/34 (c)	200,000	176,873
		21,899,075
Capital Markets - 2.0%
Ameriprise Financial, Inc. 3% 4/2/25	50,000	47,868
Bank of New York Mellon Corp.:
0.35% 12/7/23	370,000	360,562
1.8% 7/28/31	47,000	37,067
4.414% 7/24/26 (c)	200,000	196,005
5.834% 10/25/33 (c)	100,000	105,137
BlackRock, Inc. 3.2% 3/15/27	150,000	144,186
Charles Schwab Corp.:
1.65% 3/11/31	50,000	37,804
2% 3/20/28	115,000	98,707
2.9% 3/3/32	55,000	45,131
CI Financial Corp. 3.2% 12/17/30	55,000	41,248
CME Group, Inc. 2.65% 3/15/32	90,000	77,143
Credit Suisse AG:
0.495% 2/2/24	400,000	382,072
3.625% 9/9/24	285,000	272,756
Credit Suisse U.S.A., Inc. 7.125% 7/15/32	50,000	55,076
Deutsche Bank AG 4.1% 1/13/26	85,000	80,766
Deutsche Bank AG London Branch 3.7% 5/30/24	85,000	82,719
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	150,000	129,060
3.7% 5/30/24	100,000	97,070
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	230,000	210,575
1.093% 12/9/26 (c)	100,000	89,379
1.948% 10/21/27 (c)	260,000	231,557
2.383% 7/21/32 (c)	100,000	80,517
2.615% 4/22/32 (c)	65,000	53,618
3.436% 2/24/43 (c)	85,000	63,614
3.691% 6/5/28 (c)	260,000	244,940
4.017% 10/31/38 (c)	155,000	130,668
4.411% 4/23/39 (c)	90,000	78,862
6.25% 2/1/41	75,000	80,125
6.75% 10/1/37	180,000	192,105
Intercontinental Exchange, Inc.:
1.85% 9/15/32	140,000	108,556
2.65% 9/15/40	225,000	159,383
3.75% 9/21/28	20,000	19,153
Jefferies Financial Group, Inc.:
4.15% 1/23/30	60,000	54,315
4.85% 1/15/27	50,000	49,359
Moody's Corp.:
4.25% 2/1/29	110,000	107,244
4.875% 12/17/48	40,000	36,769
Morgan Stanley:
1.512% 7/20/27 (c)	70,000	62,336
1.593% 5/4/27 (c)	60,000	53,962
1.794% 2/13/32 (c)	195,000	151,629
2.239% 7/21/32 (c)	70,000	55,843
2.484% 9/16/36 (c)	55,000	41,512
2.699% 1/22/31 (c)	360,000	307,721
3.217% 4/22/42 (c)	175,000	130,783
3.625% 1/20/27	268,000	256,804
3.772% 1/24/29 (c)	510,000	478,122
5.123% 2/1/29 (c)	100,000	99,500
5.164% 4/20/29 (c)	200,000	199,347
5.297% 4/20/37 (c)	95,000	90,453
5.597% 3/24/51 (c)	50,000	51,711
NASDAQ, Inc. 1.65% 1/15/31	55,000	43,260
Nomura Holdings, Inc. 1.653% 7/14/26	215,000	189,746
Northern Trust Corp.:
1.95% 5/1/30	50,000	41,268
3.375% 5/8/32 (c)	30,000	26,790
S&P Global, Inc.:
2.3% 8/15/60	85,000	47,561
3.25% 12/1/49	50,000	36,806
4.75% 8/1/28	70,000	70,484
State Street Corp.:
1.684% 11/18/27 (c)	70,000	62,520
2.623% 2/7/33 (c)	60,000	49,763
		6,829,037
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	150,000	133,756
3.4% 10/29/33	150,000	119,358
3.5% 1/15/25	150,000	143,398
Ally Financial, Inc.:
3.05% 6/5/23	90,000	89,945
5.125% 9/30/24	250,000	244,149
5.8% 5/1/25	50,000	49,418
8% 11/1/31	65,000	67,774
American Express Co.:
2.5% 7/30/24	124,000	119,970
3.4% 2/22/24	80,000	78,713
3.95% 8/1/25	120,000	117,088
4.05% 12/3/42	70,000	60,670
Capital One Financial Corp.:
2.636% 3/3/26 (c)	80,000	74,924
3.273% 3/1/30 (c)	80,000	68,554
3.75% 7/28/26	85,000	79,608
3.8% 1/31/28	160,000	148,196
5.468% 2/1/29 (c)	45,000	43,705
Discover Financial Services 4.5% 1/30/26	102,000	98,856
John Deere Capital Corp.:
3.35% 6/12/24	140,000	137,343
3.45% 3/7/29	60,000	57,106
Synchrony Financial:
4.25% 8/15/24	105,000	99,670
4.5% 7/23/25	68,000	63,177
Toyota Motor Credit Corp.:
2.4% 1/13/32	70,000	58,825
3% 4/1/25	330,000	318,909
4.625% 1/12/28	145,000	145,189
		2,618,301
Financial Services - 0.7%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	196,583
Brixmor Operating Partnership LP:
2.25% 4/1/28	50,000	42,285
4.05% 7/1/30	12,000	10,820
4.125% 5/15/29	9,000	8,155
Corebridge Financial, Inc. 3.9% 4/5/32	125,000	108,413
DH Europe Finance II SARL:
2.2% 11/15/24	30,000	28,747
2.6% 11/15/29	20,000	17,793
3.4% 11/15/49	20,000	15,388
Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	94,891
5% 4/20/48	16,000	13,473
Fidelity National Information Services, Inc.:
1.15% 3/1/26	68,000	60,936
2.25% 3/1/31	50,000	40,074
Fiserv, Inc.:
3.5% 7/1/29	40,000	36,631
4.4% 7/1/49	120,000	99,156
Global Payments, Inc.:
1.2% 3/1/26	122,000	108,728
4.15% 8/15/49	50,000	36,688
KfW:
0% 4/18/36	125,000	75,318
2.625% 2/28/24	230,000	225,470
Landwirtschaftliche Rentenbank:
2.5% 11/15/27	230,000	216,274
3.125% 11/14/23	30,000	29,704
MasterCard, Inc.:
2.95% 3/15/51	50,000	36,324
3.3% 3/26/27	13,000	12,511
3.35% 3/26/30	18,000	16,878
3.85% 3/26/50	65,000	55,367
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	100,000	93,595
5.8% 1/15/33	30,000	31,665
PayPal Holdings, Inc.:
1.65% 6/1/25	20,000	18,814
2.3% 6/1/30	50,000	42,452
5.25% 6/1/62	55,000	51,872
The Western Union Co. 2.85% 1/10/25	20,000	19,122
Visa, Inc.:
1.9% 4/15/27	43,000	39,595
2.05% 4/15/30	70,000	60,477
2.7% 4/15/40	50,000	38,428
2.75% 9/15/27	205,000	193,330
4.3% 12/14/45	65,000	60,334
Voya Financial, Inc. 3.65% 6/15/26	60,000	56,767
		2,293,058
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	50,000	39,802
3.05% 12/15/61	50,000	32,953
3.35% 5/3/26	144,000	140,411
Allstate Corp. 1.45% 12/15/30	230,000	179,034
American International Group, Inc.:
4.375% 6/30/50	50,000	41,344
4.5% 7/16/44	127,000	107,225
5.75% 4/1/48 (c)	60,000	57,630
Aon Corp. 4.5% 12/15/28	50,000	49,086
Aon PLC 4.75% 5/15/45	68,000	60,552
Arch Capital Finance LLC 4.011% 12/15/26	170,000	164,806
Arthur J. Gallagher & Co. 5.75% 3/2/53	25,000	24,913
Athene Holding Ltd. 6.15% 4/3/30	65,000	65,459
Brighthouse Financial, Inc. 3.85% 12/22/51	50,000	30,670
Brown & Brown, Inc. 4.5% 3/15/29	65,000	62,167
Hartford Financial Services Group, Inc. 2.8% 8/19/29	135,000	117,614
Lincoln National Corp.:
3.8% 3/1/28	76,000	69,215
4.375% 6/15/50	80,000	56,229
Marsh & McLennan Companies, Inc.:
2.9% 12/15/51	50,000	32,899
4.75% 3/15/39	55,000	50,969
4.9% 3/15/49	33,000	30,269
MetLife, Inc.:
4.125% 8/13/42	60,000	49,593
4.55% 3/23/30	200,000	196,997
Progressive Corp.:
3% 3/15/32	65,000	57,345
4.125% 4/15/47	50,000	41,907
4.2% 3/15/48	10,000	8,517
Prudential Financial, Inc.:
3.7% 10/1/50 (c)	55,000	46,468
4.35% 2/25/50	140,000	117,234
5.7% 9/15/48 (c)	50,000	48,500
The Travelers Companies, Inc. 5.35% 11/1/40	125,000	127,978
Unum Group 4% 6/15/29	30,000	28,171
Willis Group North America, Inc. 2.95% 9/15/29	93,000	80,133
		2,216,090
TOTAL FINANCIALS		35,855,561
HEALTH CARE - 2.9%
Biotechnology - 0.6%
AbbVie, Inc.:
2.6% 11/21/24	10,000	9,629
2.95% 11/21/26	10,000	9,434
3.2% 11/21/29	20,000	18,153
3.6% 5/14/25	180,000	175,304
4.05% 11/21/39	10,000	8,576
4.25% 11/21/49	310,000	262,572
4.7% 5/14/45	50,000	44,939
4.875% 11/14/48	120,000	111,248
Amgen, Inc.:
2.8% 8/15/41	200,000	140,458
3.15% 2/21/40	105,000	79,072
3.375% 2/21/50	30,000	21,395
4.2% 3/1/33	100,000	93,773
4.4% 5/1/45	178,000	150,721
4.875% 3/1/53	40,000	36,163
5.15% 3/2/28	270,000	272,233
5.25% 3/2/33	60,000	60,212
5.6% 3/2/43	80,000	79,237
5.65% 3/2/53	50,000	50,019
Baxalta, Inc. 5.25% 6/23/45	135,000	128,513
Biogen, Inc. 3.25% 2/15/51	67,000	45,840
Gilead Sciences, Inc.:
2.6% 10/1/40	100,000	71,464
2.8% 10/1/50	110,000	73,344
3.65% 3/1/26	175,000	169,868
4.8% 4/1/44	52,000	48,851
		2,161,018
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 5.3% 5/27/40	140,000	145,336
Baxter International, Inc.:
1.915% 2/1/27	60,000	53,475
2.539% 2/1/32	100,000	80,871
Becton, Dickinson & Co.:
2.823% 5/20/30	140,000	122,837
3.363% 6/6/24	25,000	24,473
Boston Scientific Corp. 2.65% 6/1/30	161,000	140,763
GE Healthcare Holding LLC 5.905% 11/22/32 (b)	100,000	104,459
Medtronic, Inc. 4.375% 3/15/35	157,000	152,227
Stryker Corp. 2.9% 6/15/50	60,000	40,854
Zimmer Biomet Holdings, Inc. 2.6% 11/24/31	60,000	50,243
		915,538
Health Care Providers & Services - 1.1%
Aetna, Inc. 4.75% 3/15/44	40,000	35,159
Centene Corp.:
2.625% 8/1/31	70,000	55,978
3.375% 2/15/30	140,000	120,709
4.25% 12/15/27	90,000	84,580
Cigna Group:
1.25% 3/15/26	85,000	76,851
2.375% 3/15/31	100,000	83,505
3.75% 7/15/23	8,000	7,979
4.125% 11/15/25	12,000	11,751
4.375% 10/15/28	100,000	97,475
4.8% 8/15/38	69,000	64,822
4.8% 7/15/46	120,000	107,212
4.9% 12/15/48	19,000	17,287
CVS Health Corp.:
2.7% 8/21/40	310,000	213,899
4.25% 4/1/50	60,000	48,758
4.3% 3/25/28	250,000	243,634
4.78% 3/25/38	42,000	38,845
4.875% 7/20/35	60,000	57,164
5.05% 3/25/48	60,000	54,197
5.625% 2/21/53	60,000	58,510
Elevance Health, Inc.:
2.375% 1/15/25	190,000	181,530
3.125% 5/15/50	50,000	34,473
3.65% 12/1/27	240,000	228,798
3.7% 9/15/49	10,000	7,693
4.101% 3/1/28	100,000	97,249
4.65% 1/15/43	65,000	58,826
HCA Holdings, Inc.:
3.625% 3/15/32 (b)	100,000	87,158
4.125% 6/15/29	289,000	268,329
4.375% 3/15/42 (b)	50,000	40,510
5.5% 6/15/47	50,000	45,762
Humana, Inc.:
3.125% 8/15/29	50,000	44,741
4.875% 4/1/30	114,000	112,283
Sabra Health Care LP 5.125% 8/15/26	30,000	28,404
UnitedHealth Group, Inc.:
1.25% 1/15/26	25,000	22,960
2% 5/15/30	80,000	67,887
2.3% 5/15/31	286,000	244,065
2.375% 8/15/24	50,000	48,437
2.9% 5/15/50	36,000	24,911
3.05% 5/15/41	115,000	88,241
3.7% 8/15/49	20,000	15,881
4.25% 1/15/29	30,000	29,552
4.375% 3/15/42	55,000	49,405
5.05% 4/15/53	110,000	107,999
5.8% 3/15/36	50,000	53,531
6.05% 2/15/63	50,000	55,208
6.625% 11/15/37	50,000	57,315
6.875% 2/15/38	185,000	219,895
		3,799,358
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	80,000	52,484
Revvity, Inc. 2.25% 9/15/31	30,000	24,078
Thermo Fisher Scientific, Inc. 2.6% 10/1/29	150,000	133,315
		209,877
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	90,000	81,492
2.25% 5/28/31	90,000	76,484
4.875% 3/3/33	100,000	101,869
AstraZeneca PLC 4.375% 8/17/48	66,000	60,529
Bristol-Myers Squibb Co.:
2.35% 11/13/40	160,000	111,568
3.4% 7/26/29	16,000	15,058
3.55% 3/15/42	50,000	41,016
3.9% 3/15/62	50,000	39,035
4.125% 6/15/39	50,000	45,255
4.55% 2/20/48	55,000	50,306
Eli Lilly & Co.:
2.25% 5/15/50	70,000	44,832
4.875% 2/27/53	50,000	50,371
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	62,000	71,162
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	250,000	236,229
Johnson & Johnson:
0.55% 9/1/25	60,000	55,176
1.3% 9/1/30	60,000	49,646
2.1% 9/1/40	60,000	41,941
2.45% 9/1/60	60,000	38,000
3.5% 1/15/48	145,000	121,735
Merck & Co., Inc.:
2.45% 6/24/50	180,000	116,124
2.9% 3/7/24	150,000	147,179
2.9% 12/10/61	100,000	65,532
4.5% 5/17/33	125,000	124,727
Mylan NV 5.2% 4/15/48	83,000	62,674
Novartis Capital Corp. 3.7% 9/21/42	110,000	94,012
Pfizer Investment Enterprises:
4.45% 5/19/28	150,000	149,445
4.65% 5/19/30	64,000	64,072
4.75% 5/19/33	100,000	100,401
5.11% 5/19/43	60,000	59,628
5.3% 5/19/53	77,000	79,269
Pfizer, Inc. 2.55% 5/28/40	345,000	250,442
Viatris, Inc. 2.3% 6/22/27	105,000	91,836
		2,737,045
TOTAL HEALTH CARE		9,822,836
INDUSTRIALS - 1.3%
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.25% 4/1/26	152,000	146,554
4.1% 4/15/43	50,000	40,042
4.4% 1/15/47	50,000	41,547
4.95% 10/17/48	78,000	70,262
United Parcel Service, Inc.:
3.75% 11/15/47	58,000	47,915
5.3% 4/1/50	110,000	114,394
		460,714
Building Products - 0.2%
Carrier Global Corp.:
2.242% 2/15/25	620,000	587,427
3.377% 4/5/40	50,000	37,690
Johnson Controls International PLC 5.125% 9/14/45	50,000	47,064
Masco Corp.:
2% 2/15/31	29,000	22,944
3.125% 2/15/51	14,000	8,743
Owens Corning 3.95% 8/15/29	90,000	84,207
		788,075
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 1.75% 2/15/32	200,000	158,270
Waste Management, Inc.:
2% 6/1/29	55,000	47,418
2.5% 11/15/50	70,000	44,032
		249,720
Electrical Equipment - 0.1%
Eaton Corp.:
4% 11/2/32	50,000	47,337
4.15% 3/15/33	70,000	66,921
Emerson Electric Co. 2.8% 12/21/51	70,000	46,050
Regal Rexnord Corp. 6.4% 4/15/33 (b)	50,000	49,454
		209,762
Ground Transportation - 0.4%
Canadian National Railway Co.:
2.45% 5/1/50	40,000	25,045
2.75% 3/1/26	141,000	134,073
Canadian Pacific Railway Co.:
1.75% 12/2/26	130,000	117,943
2.45% 12/2/31	130,000	114,976
3.5% 5/1/50	50,000	37,804
4.8% 8/1/45	60,000	56,231
CSX Corp.:
2.5% 5/15/51	115,000	71,855
3.35% 9/15/49	70,000	50,678
4.5% 3/15/49	70,000	61,495
Norfolk Southern Corp.:
2.9% 6/15/26	100,000	94,729
3.155% 5/15/55	195,000	130,400
Union Pacific Corp.:
2.891% 4/6/36	70,000	56,352
3.2% 5/20/41	45,000	35,064
3.6% 9/15/37	145,000	124,779
3.839% 3/20/60	132,000	102,670
4.95% 5/15/53	70,000	68,088
		1,282,182
Industrial Conglomerates - 0.1%
3M Co.:
2.375% 8/26/29	86,000	73,856
2.65% 4/15/25	8,000	7,663
3.05% 4/15/30	7,000	6,223
3.125% 9/19/46	50,000	33,579
3.7% 4/15/50	8,000	6,032
4% 9/14/48	50,000	40,014
General Electric Co. 5.875% 1/14/38	75,000	80,491
		247,858
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	40,000	39,500
1.1% 9/14/27	40,000	34,681
2.4% 8/9/26	140,000	131,082
Caterpillar, Inc.:
3.25% 9/19/49	50,000	38,685
5.2% 5/27/41	105,000	108,900
Cummins, Inc. 2.6% 9/1/50	50,000	31,741
Deere & Co. 2.875% 9/7/49	130,000	96,224
Otis Worldwide Corp. 3.112% 2/15/40	50,000	38,030
Parker Hannifin Corp.:
2.7% 6/14/24	60,000	58,333
4.2% 11/21/34	75,000	69,224
Stanley Black & Decker, Inc.:
2.75% 11/15/50	60,000	34,912
3% 5/15/32	50,000	41,806
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	50,000	49,306
		772,424
Passenger Airlines - 0.0%
Southwest Airlines Co. 2.625% 2/10/30	60,000	50,649
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
1.875% 8/15/26	60,000	53,006
2.875% 1/15/26	50,000	46,489
3% 2/1/30	55,000	45,797
4.625% 10/1/28	52,000	48,777
		194,069
TOTAL INDUSTRIALS		4,255,453
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.0%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	142,274
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. 4.35% 6/1/29	50,000	49,207
Corning, Inc. 5.35% 11/15/48	20,000	19,184
Dell International LLC/EMC Corp.:
4% 7/15/24	144,000	141,747
4.9% 10/1/26	30,000	29,802
5.3% 10/1/29	80,000	79,694
8.1% 7/15/36	40,000	46,291
8.35% 7/15/46	134,000	158,267
		524,192
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	60,000	53,681
IBM Corp.:
2.85% 5/15/40	135,000	97,368
2.95% 5/15/50	100,000	65,536
3.45% 2/19/26	166,000	160,653
		377,238
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.:
2.8% 10/1/41	50,000	37,060
2.95% 10/1/51	50,000	35,058
Applied Materials, Inc. 4.35% 4/1/47	76,000	70,390
Broadcom, Inc.:
3.419% 4/15/33 (b)	185,000	153,649
3.469% 4/15/34 (b)	400,000	326,383
4.11% 9/15/28	60,000	56,996
Intel Corp.:
2.45% 11/15/29	50,000	43,347
3.7% 7/29/25	140,000	136,928
4.6% 3/25/40	100,000	91,793
4.75% 3/25/50	150,000	131,819
4.875% 2/10/28	50,000	50,362
4.9% 8/5/52	50,000	45,015
5.2% 2/10/33	70,000	70,427
5.7% 2/10/53	70,000	69,149
5.9% 2/10/63	70,000	69,674
Lam Research Corp. 2.875% 6/15/50	50,000	34,368
Micron Technology, Inc.:
3.366% 11/1/41	55,000	37,615
5.375% 4/15/28	60,000	59,196
NVIDIA Corp. 2% 6/15/31	215,000	180,924
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	80,000	64,315
4.3% 6/18/29	125,000	117,826
Qualcomm, Inc.:
4.3% 5/20/47	55,000	48,706
4.65% 5/20/35	145,000	144,057
Teledyne FLIR LLC 2.5% 8/1/30	55,000	46,048
		2,121,105
Software - 0.9%
Microsoft Corp.:
2.4% 8/8/26	540,000	512,100
2.525% 6/1/50	180,000	123,903
2.921% 3/17/52	276,000	204,228
3.3% 2/6/27	350,000	342,233
Oracle Corp.:
2.5% 4/1/25	60,000	57,200
2.65% 7/15/26	242,000	225,711
2.95% 4/1/30	80,000	69,997
3.6% 4/1/40	50,000	37,857
3.6% 4/1/50	310,000	213,951
3.85% 4/1/60	260,000	175,310
4.125% 5/15/45	50,000	38,553
4.375% 5/15/55	50,000	38,651
5.55% 2/6/53	90,000	84,046
5.8% 11/10/25	160,000	162,783
6.25% 11/9/32	70,000	74,023
Roper Technologies, Inc.:
1% 9/15/25	30,000	27,347
1.4% 9/15/27	30,000	26,005
1.75% 2/15/31	30,000	23,732
2% 6/30/30	110,000	90,218
Salesforce, Inc.:
1.95% 7/15/31	195,000	161,647
2.7% 7/15/41	50,000	36,095
VMware, Inc.:
1.4% 8/15/26	97,000	85,895
4.7% 5/15/30	70,000	66,553
		2,878,038
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.55% 8/20/25	200,000	183,973
0.7% 2/8/26	160,000	145,498
1.25% 8/20/30	200,000	164,000
1.7% 8/5/31	52,000	43,241
2.375% 2/8/41	160,000	117,459
2.8% 2/8/61	155,000	102,368
2.85% 5/11/24	50,000	48,857
2.85% 8/5/61	51,000	34,122
2.95% 9/11/49	90,000	66,200
3% 11/13/27	195,000	186,124
3.85% 5/4/43	177,000	157,312
4% 5/10/28	100,000	99,576
4.3% 5/10/33	50,000	50,114
HP, Inc. 6% 9/15/41	170,000	169,332
		1,568,176
TOTAL INFORMATION TECHNOLOGY		7,611,023
MATERIALS - 0.6%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	50,000	46,447
2.05% 5/15/30	20,000	17,119
2.8% 5/15/50	20,000	14,080
CF Industries Holdings, Inc. 5.15% 3/15/34	50,000	47,421
DuPont de Nemours, Inc.:
4.725% 11/15/28	20,000	19,876
5.419% 11/15/48	62,000	60,730
Ecolab, Inc.:
1.3% 1/30/31	125,000	98,609
2.125% 2/1/32	50,000	41,394
LYB International Finance BV:
4% 7/15/23	77,000	76,790
5.25% 7/15/43	50,000	44,771
LYB International Finance II BV 3.5% 3/2/27	90,000	85,884
LYB International Finance III LLC:
3.375% 10/1/40	50,000	35,947
3.625% 4/1/51	50,000	34,177
Nutrien Ltd.:
3.95% 5/13/50	100,000	75,648
4.2% 4/1/29	6,000	5,719
5% 4/1/49	11,000	9,763
Sherwin-Williams Co.:
3.45% 6/1/27	300,000	285,068
4.5% 6/1/47	54,000	46,131
The Dow Chemical Co.:
2.1% 11/15/30	100,000	83,141
4.25% 10/1/34	55,000	50,174
4.8% 5/15/49	40,000	34,257
5.55% 11/30/48	30,000	28,776
The Mosaic Co. 4.25% 11/15/23	131,000	130,112
Westlake Corp. 3.125% 8/15/51	50,000	30,886
		1,402,920
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31	55,000	44,950
2.5% 3/15/30	60,000	50,621
		95,571
Containers & Packaging - 0.1%
International Paper Co.:
4.35% 8/15/48	30,000	24,899
7.3% 11/15/39	50,000	56,381
WRKCo, Inc. 4% 3/15/28	100,000	94,569
		175,849
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 5.45% 3/15/43	85,000	77,082
Newmont Corp.:
2.8% 10/1/29	70,000	61,055
5.45% 6/9/44	50,000	49,074
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	50,000	50,147
Rio Tinto Finance (U.S.A.) PLC 4.125% 8/21/42	50,000	43,611
		280,969
TOTAL MATERIALS		1,955,309
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2.95% 3/15/34	75,000	59,623
3% 5/18/51	100,000	60,015
American Homes 4 Rent LP 4.9% 2/15/29	75,000	72,096
American Tower Corp.:
1.3% 9/15/25	40,000	36,512
2.1% 6/15/30	60,000	48,795
3.1% 6/15/50	60,000	38,419
3.55% 7/15/27	100,000	93,523
3.6% 1/15/28	110,000	102,561
AvalonBay Communities, Inc. 2.05% 1/15/32	105,000	84,710
Boston Properties, Inc.:
2.75% 10/1/26	40,000	35,135
3.25% 1/30/31	107,000	85,631
Corporate Office Properties LP 2.75% 4/15/31	40,000	29,824
Crown Castle International Corp.:
1.35% 7/15/25	23,000	21,164
2.25% 1/15/31	145,000	118,905
3.15% 7/15/23	100,000	99,656
3.25% 1/15/51	47,000	31,357
ERP Operating LP 4.5% 7/1/44	50,000	43,442
Federal Realty Investment Trust 3.5% 6/1/30	50,000	43,740
Healthpeak Op LLC 2.875% 1/15/31	210,000	178,265
Hudson Pacific Properties LP 5.95% 2/15/28	30,000	23,720
Kilroy Realty LP 3.05% 2/15/30	50,000	38,234
Kimco Realty Op LLC:
1.9% 3/1/28	110,000	93,726
2.8% 10/1/26	150,000	137,801
National Retail Properties, Inc. 3% 4/15/52	50,000	30,135
Omega Healthcare Investors, Inc. 3.375% 2/1/31	40,000	31,564
Prologis LP:
1.625% 3/15/31	100,000	80,459
1.75% 2/1/31	100,000	79,654
4.625% 1/15/33	50,000	48,893
Realty Income Corp.:
2.85% 12/15/32	105,000	86,069
4.125% 10/15/26	75,000	73,132
4.9% 7/15/33	50,000	48,057
Regency Centers LP 3.7% 6/15/30	50,000	44,988
Simon Property Group LP:
2.2% 2/1/31	100,000	80,969
2.65% 7/15/30	50,000	42,567
2.75% 6/1/23	75,000	75,000
3.375% 12/1/27	75,000	69,756
4.75% 3/15/42	55,000	47,588
Sun Communities Operating LP 2.7% 7/15/31	40,000	31,560
UDR, Inc. 2.1% 6/15/33	35,000	25,938
Ventas Realty LP 4.875% 4/15/49	80,000	66,998
VICI Properties LP 5.625% 5/15/52	55,000	48,482
Welltower OP LLC:
2.7% 2/15/27	120,000	109,449
4.95% 9/1/48	36,000	31,937
Weyerhaeuser Co. 4% 11/15/29	75,000	69,797
		2,799,846
Real Estate Management & Development - 0.1%
Digital Realty Trust LP:
3.7% 8/15/27	26,000	23,748
5.55% 1/15/28	35,000	34,434
Essex Portfolio LP 2.65% 3/15/32	70,000	56,376
Mid-America Apartments LP 4.2% 6/15/28	75,000	72,539
		187,097
TOTAL REAL ESTATE		2,986,943
UTILITIES - 0.7%
Electric Utilities - 0.4%
AEP Texas, Inc. 3.8% 10/1/47	45,000	33,708
Baltimore Gas & Electric Co. 3.5% 8/15/46	50,000	37,768
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	90,000	67,354
Commonwealth Edison Co.:
3.8% 10/1/42	125,000	102,670
4% 3/1/48	86,000	71,329
Eversource Energy:
2.55% 3/15/31	125,000	104,798
2.9% 10/1/24	70,000	67,577
5.45% 3/1/28	200,000	203,422
Exelon Corp.:
2.75% 3/15/27	110,000	101,632
4.1% 3/15/52	65,000	51,368
5.3% 3/15/33	20,000	20,142
NSTAR Electric Co. 4.95% 9/15/52	40,000	38,412
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	83,000	75,083
4.6% 6/1/52	50,000	45,125
5.3% 6/1/42	85,000	86,728
PECO Energy Co. 3.9% 3/1/48	50,000	41,039
PG&E Wildfire Recovery 5.212% 12/1/49	110,000	109,498
PPL Electric Utilities Corp.:
3% 10/1/49	30,000	20,966
5% 5/15/33	50,000	50,435
Public Service Electric & Gas Co.:
3.6% 12/1/47	87,000	67,400
3.65% 9/1/42	60,000	48,350
		1,444,804
Gas Utilities - 0.1%
Atmos Energy Corp.:
3% 6/15/27	100,000	93,993
4.125% 10/15/44	75,000	62,930
Piedmont Natural Gas Co., Inc. 2.5% 3/15/31	80,000	65,715
Southern California Gas Co. 2.55% 2/1/30	90,000	77,994
Southwest Gas Corp. 5.45% 3/23/28	36,000	36,088
		336,720
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	44,000	34,334
3.95% 4/1/50	130,000	104,412
4.45% 3/15/44	45,000	39,062
5.3% 3/1/35	50,000	50,503
5.5% 12/1/39	50,000	48,950
San Diego Gas & Electric Co. 3.75% 6/1/47	85,000	66,359
Sempra Energy:
3.4% 2/1/28	26,000	24,197
3.8% 2/1/38	30,000	24,997
4% 2/1/48	86,000	66,740
		459,554
Water Utilities - 0.0%
American Water Capital Corp.:
3.75% 9/1/47	50,000	39,113
6.593% 10/15/37	64,000	71,817
		110,930
TOTAL UTILITIES		2,352,008
TOTAL NONCONVERTIBLE BONDS (Cost $97,532,713)		86,410,703

U.S. Government and Government Agency Obligations - 43.7%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 1.5%
Fannie Mae:
0.375% 8/25/25	95,000	86,882
0.5% 6/17/25	240,000	221,617
0.625% 4/22/25	1,682,000	1,564,364
0.75% 10/8/27	125,000	109,508
0.875% 8/5/30	83,000	67,461
1.625% 10/15/24	70,000	67,063
1.75% 7/2/24	220,000	212,891
2.875% 9/12/23	150,000	148,980
6.625% 11/15/30	229,000	269,364
Federal Home Loan Bank:
0.375% 9/4/25	70,000	64,040
0.5% 4/14/25	105,000	97,706
1.25% 10/26/26	930,000	834,487
1.5% 8/15/24	50,000	47,980
2.5% 2/13/24	80,000	78,480
3.25% 6/9/28	55,000	53,225
3.25% 11/16/28	10,000	9,707
Freddie Mac:
0.25% 8/24/23	250,000	247,023
0.25% 12/4/23	375,000	365,159
0.375% 7/21/25	160,000	146,711
0.375% 9/23/25	93,000	84,876
1.5% 2/12/25	120,000	113,957
6.25% 7/15/32	130,000	153,003
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,044,484
U.S. Treasury Obligations - 42.2%
U.S. Treasury Bonds:
1.125% 8/15/40	1,085,000	698,935
1.25% 5/15/50	1,382,000	774,784
1.375% 11/15/40	1,019,000	683,168
1.375% 8/15/50	1,239,000	717,749
1.625% 11/15/50	1,136,000	703,743
1.75% 8/15/41	1,632,000	1,151,134
1.875% 2/15/41	1,509,000	1,099,625
1.875% 2/15/51	96,000	63,413
1.875% 11/15/51	1,189,000	782,325
2% 11/15/41	1,046,000	768,647
2% 2/15/50	45,000	30,802
2% 8/15/51	719,000	489,004
2.25% 5/15/41	2,291,000	1,771,766
2.25% 8/15/46	6,000	4,395
2.25% 8/15/49	34,000	24,699
2.25% 2/15/52	410,000	295,713
2.375% 2/15/42	1,650,000	1,289,037
2.375% 11/15/49	1,000	747
2.375% 5/15/51	842,000	625,678
2.5% 2/15/45	235,000	182,492
2.5% 2/15/46	89,000	68,721
2.5% 5/15/46	83,000	64,020
2.75% 8/15/42	41,000	33,998
2.75% 11/15/42	4,000	3,308
2.75% 11/15/47	23,000	18,556
2.875% 8/15/45	95,000	78,720
2.875% 5/15/49	12,000	9,934
2.875% 5/15/52	2,450,000	2,028,715
3% 5/15/42	13,000	11,248
3% 11/15/44	397,000	337,559
3% 5/15/45	121,000	102,599
3% 11/15/45	188,000	159,168
3% 5/15/47	17,000	14,366
3% 2/15/48	4,000	3,381
3% 8/15/48	28,000	23,682
3% 2/15/49	20,000	16,944
3% 8/15/52	2,260,000	1,920,735
3.125% 11/15/41	75,000	66,557
3.125% 2/15/43	125,000	109,688
3.125% 8/15/44	238,000	207,014
3.125% 5/15/48	57,000	49,296
3.25% 5/15/42	1,145,000	1,028,398
3.375% 8/15/42	2,510,000	2,293,414
3.375% 5/15/44	198,000	179,554
3.375% 11/15/48	32,000	28,993
3.625% 8/15/43	137,000	129,631
3.625% 2/15/53	440,000	422,606
3.625% 5/15/53	410,000	394,497
3.75% 8/15/41	48,000	46,734
3.75% 11/15/43	39,000	37,562
3.875% 8/15/40	20,000	20,013
3.875% 2/15/43	880,000	863,775
3.875% 5/15/43	270,000	264,922
4% 11/15/42	1,920,000	1,921,200
4% 11/15/52	2,255,000	2,318,070
4.375% 11/15/39	24,000	25,624
4.375% 5/15/40	45,000	47,958
4.5% 2/15/36	1,000	1,092
4.5% 5/15/38	45,000	48,901
5% 5/15/37	10,000	11,441
U.S. Treasury Notes:
0.125% 7/15/23	4,000	3,974
0.125% 7/31/23	46,000	45,601
0.125% 9/15/23	1,000	985
0.125% 2/15/24	620,000	597,646
0.25% 3/15/24	108,000	103,874
0.25% 5/15/24	1,055,000	1,006,041
0.25% 5/31/25	743,000	684,257
0.25% 6/30/25	277,000	254,743
0.25% 7/31/25	2,639,000	2,419,015
0.25% 8/31/25	753,000	688,377
0.25% 9/30/25	1,104,000	1,008,306
0.25% 10/31/25	1,359,000	1,236,531
0.375% 4/15/24	301,000	288,537
0.375% 7/15/24	100,000	94,945
0.375% 8/15/24	865,000	818,608
0.375% 9/15/24	185,000	174,601
0.375% 4/30/25	1,070,000	990,419
0.375% 11/30/25	1,261,000	1,148,249
0.375% 12/31/25	497,000	451,998
0.375% 1/31/26	781,000	707,903
0.375% 7/31/27	1,248,000	1,080,836
0.375% 9/30/27	563,000	485,412
0.5% 3/31/25	222,000	206,486
0.5% 5/31/27	1,548,000	1,354,500
0.5% 6/30/27	1,571,000	1,371,311
0.5% 8/31/27	1,129,000	981,039
0.5% 10/31/27	64,000	55,340
0.625% 10/15/24	1,190,000	1,123,620
0.625% 3/31/27	808,000	714,196
0.625% 11/30/27	509,000	441,836
0.625% 12/31/27	338,000	292,713
0.625% 5/15/30	1,415,000	1,150,351
0.625% 8/15/30	204,000	165,001
0.75% 4/30/26	1,041,000	947,107
0.75% 8/31/26	1,695,000	1,528,215
0.75% 1/31/28	263,000	228,738
0.875% 6/30/26	430,000	391,586
0.875% 9/30/26	1,510,000	1,365,429
1% 12/15/24	1,025,000	968,465
1% 7/31/28	852,000	741,140
1.125% 2/28/25	328,000	309,140
1.125% 10/31/26	975,000	886,983
1.125% 2/28/27	1,000	903
1.125% 2/29/28	1,011,000	893,550
1.125% 8/31/28	10,000	8,741
1.125% 2/15/31	2,000	1,671
1.25% 8/31/24	511,000	488,165
1.25% 11/30/26	194,000	176,911
1.25% 12/31/26	225,000	204,970
1.25% 3/31/28	13,000	11,538
1.25% 4/30/28	659,000	583,962
1.25% 6/30/28	262,000	231,379
1.25% 9/30/28	1,345,000	1,181,026
1.25% 8/15/31	259,000	215,446
1.375% 8/31/26	695,000	639,807
1.375% 10/31/28	1,360,000	1,200,359
1.375% 12/31/28	995,000	875,950
1.5% 2/29/24	110,000	106,962
1.5% 9/30/24	905,000	865,866
1.5% 10/31/24	156,000	148,980
1.5% 11/30/24	143,000	136,325
1.5% 8/15/26	574,000	530,838
1.5% 1/31/27	173,000	158,660
1.5% 11/30/28	2,379,000	2,111,270
1.625% 9/30/26	93,000	86,214
1.625% 10/31/26	215,000	198,984
1.625% 11/30/26	136,000	125,704
1.625% 8/15/29	176,000	155,836
1.75% 6/30/24	251,000	242,078
1.75% 7/31/24	661,000	636,574
1.75% 12/31/24	707,000	675,434
1.75% 3/15/25	560,000	533,082
1.75% 1/31/29	465,000	417,174
1.875% 6/30/26	88,000	82,600
1.875% 7/31/26	238,000	223,032
1.875% 2/28/27	160,000	148,594
1.875% 2/28/29	1,065,000	961,163
2% 5/31/24	108,000	104,633
2% 11/15/26	110,000	103,026
2.125% 3/31/24	269,000	262,180
2.25% 3/31/24	205,000	199,995
2.25% 4/30/24	309,000	300,696
2.25% 3/31/26	92,000	87,573
2.25% 2/15/27	134,000	126,279
2.25% 8/15/27	35,000	32,814
2.25% 11/15/27	100,000	93,551
2.375% 2/29/24	247,000	241,809
2.375% 5/15/27	22,000	20,780
2.375% 5/15/29	16,000	14,821
2.5% 4/30/24	1,985,000	1,936,150
2.5% 5/31/24	1,035,000	1,007,750
2.625% 6/30/23	10,000	9,979
2.625% 12/31/25	5,000	4,813
2.625% 5/31/27	670,000	638,384
2.625% 2/15/29	57,000	53,627
2.625% 7/31/29	2,195,000	2,059,613
2.75% 7/31/23	2,000	1,991
2.75% 2/15/24	742,000	728,870
2.75% 5/15/25	3,260,000	3,156,597
2.75% 7/31/27	1,095,000	1,047,265
2.75% 2/15/28	492,000	469,399
2.75% 8/15/32	5,426,000	5,045,544
2.875% 5/31/25	10,000	9,706
2.875% 6/15/25	100,000	97,043
2.875% 11/30/25	31,000	30,036
2.875% 5/15/28	323,000	309,575
2.875% 8/15/28	61,000	58,341
2.875% 5/15/32	265,000	249,297
3% 6/30/24	1,100,000	1,075,121
3% 7/15/25	1,060,000	1,030,933
3% 10/31/25	74,000	71,913
3.125% 8/15/25	225,000	219,393
3.125% 8/31/27	2,265,000	2,198,643
3.125% 11/15/28	155,000	149,938
3.125% 8/31/29	925,000	892,770
3.25% 8/31/24	610,000	597,371
3.25% 6/30/27	670,000	653,747
3.25% 6/30/29	640,000	622,150
3.5% 9/15/25	1,630,000	1,602,748
3.5% 1/31/28	860,000	848,309
3.5% 1/31/30	900,000	887,695
3.5% 4/30/30	350,000	345,570
3.5% 2/15/33	780,000	770,738
3.625% 5/15/26	790,000	780,864
3.625% 3/31/28	1,030,000	1,022,114
3.625% 5/31/28	780,000	775,552
3.625% 3/31/30	1,660,000	1,651,441
3.75% 4/15/26	1,720,000	1,704,950
3.875% 1/15/26	3,440,000	3,415,947
3.875% 11/30/27	2,005,000	2,008,211
3.875% 12/31/27	1,190,000	1,191,952
3.875% 9/30/29	1,175,000	1,182,711
3.875% 11/30/29	1,850,000	1,863,586
3.875% 12/31/29	840,000	846,530
4% 12/15/25	1,305,000	1,299,749
4% 2/29/28	720,000	726,328
4% 10/31/29	2,710,000	2,747,898
4% 2/28/30	610,000	619,746
4.125% 9/30/27	1,175,000	1,186,521
4.125% 10/31/27	1,765,000	1,783,202
4.125% 11/15/32	3,005,000	3,116,279
4.25% 10/15/25	2,235,000	2,234,651
4.5% 11/15/25	4,340,000	4,367,973
4.625% 3/15/26	2,660,000	2,697,822
TOTAL U.S. TREASURY OBLIGATIONS		140,037,455
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $155,310,871)		145,081,939

U.S. Government Agency - Mortgage Securities - 27.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 11.0%
1.5% 10/1/36 to 3/1/52	2,704,276	2,293,076
2% 7/1/35 to 2/1/52	12,084,973	10,131,156
2.5% 1/1/27 to 6/1/52	8,498,198	7,397,939
3% 8/1/32 to 10/1/52	7,522,960	6,770,046
3% 7/1/50	349,956	315,179
3.5% 5/1/29 to 5/1/53	4,889,025	4,549,412
4% 6/1/34 to 5/1/53	2,099,150	1,999,760
4.5% 10/1/39 to 10/1/52	1,135,983	1,107,575
5% 5/1/29 to 11/1/52	1,102,038	1,097,284
5.5% 1/1/49 to 9/1/52	456,115	456,871
6.5% 5/1/53	297,605	304,715
TOTAL FANNIE MAE		36,423,013
Freddie Mac - 8.9%
1.5% 12/1/36 to 3/1/52	2,513,269	2,023,203
2% 2/1/36 to 6/1/52	10,965,770	9,223,747
2.5% 3/1/33 to 3/1/52	8,241,390	7,085,632
3% 11/1/26 to 4/1/52	1,876,344	1,700,227
3.5% 9/1/33 to 9/1/52	2,084,154	1,938,278
4% 2/1/34 to 2/1/53	2,815,366	2,679,341
4.5% 7/1/41 to 4/1/53	2,130,939	2,070,605
5% 12/1/48 to 6/1/53	1,134,904	1,119,981
5.5% 6/1/49 to 4/1/53	933,326	933,522
6% 12/1/52 to 6/1/53	773,193	782,180
TOTAL FREDDIE MAC		29,556,716
Ginnie Mae - 5.9%
1.5% 5/20/51	42,759	34,692
2% 2/20/51 to 3/20/52	4,387,628	3,725,779
2% 6/1/53 (e)	150,000	127,195
2% 6/1/53 (e)	100,000	84,797
2% 6/1/53 (e)	200,000	169,594
2% 7/1/53 (e)	50,000	42,441
2% 7/1/53 (e)	100,000	84,883
2.5% 12/20/49 to 8/20/52	4,614,093	4,040,918
2.5% 6/1/53 (e)	200,000	174,658
2.5% 6/1/53 (e)	200,000	174,658
2.5% 7/1/53 (e)	100,000	87,407
3% 7/20/42 to 7/20/52	3,752,386	3,394,665
3.5% 2/20/46 to 11/20/52	2,767,429	2,585,834
4% 4/20/47 to 1/20/53	1,705,214	1,628,336
4% 6/1/53 (e)	100,000	95,026
4.5% 8/20/48 to 2/20/53	1,306,797	1,274,170
5% 12/20/47 to 4/20/53	926,166	916,123
5.5% 12/20/48 to 2/20/53	507,861	507,832
6% 12/20/52	198,545	200,283
6% 6/1/53 (e)	100,000	100,914
6.5% 12/20/52	100,000	101,835
TOTAL GINNIE MAE		19,552,040
Uniform Mortgage Backed Securities - 1.5%
1.5% 6/1/38 (e)	50,000	43,693
1.5% 6/1/38 (e)	50,000	43,693
1.5% 6/1/53 (e)	100,000	77,974
2% 6/1/38 (e)	100,000	89,542
2% 6/1/53 (e)	600,000	493,336
2% 6/1/53 (e)	300,000	246,668
2% 6/1/53 (e)	150,000	123,334
2% 6/1/53 (e)	600,000	493,336
2% 6/1/53 (e)	200,000	164,445
2% 6/1/53 (e)	300,000	246,668
2% 6/1/53 (e)	500,000	411,113
2% 6/1/53 (e)	200,000	164,445
2% 7/1/53 (e)	450,000	370,547
2% 7/1/53 (e)	450,000	370,547
2% 7/1/53 (e)	250,000	205,859
2.5% 6/1/38 (e)	100,000	91,938
2.5% 6/1/53 (e)	100,000	85,410
2.5% 6/1/53 (e)	100,000	85,410
2.5% 6/1/53 (e)	50,000	42,705
2.5% 6/1/53 (e)	250,000	213,525
2.5% 7/1/53 (e)	200,000	170,711
3% 6/1/53 (e)	200,000	177,203
3% 6/1/53 (e)	100,000	88,602
3% 6/1/53 (e)	50,000	44,301
4% 6/1/53 (e)	100,000	94,469
5% 6/1/53 (e)	200,000	196,977
5.5% 6/1/53 (e)	200,000	199,867
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		5,036,318
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $101,006,301)		90,568,087

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	32,000	29,460
1.39% 7/15/30	60,000	51,354
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	30,000	29,925
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	58,703	56,888
Series 2022-3 Class A2A, 3.97% 4/15/27	130,000	126,973
Carmax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	100,000	99,544
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	100,000	96,838
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	74,000	73,685
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	14,373
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28	100,000	99,128
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	50,564	49,153
Hyundai Auto Receivables Trust:
Series 2022-C Class A3, 5.39% 6/15/27	70,000	70,441
Series 2023 A Class A3, 4.58% 4/15/27	100,000	99,130
3.72% 11/16/26	88,000	86,090
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	1,775	1,771
TOTAL ASSET-BACKED SECURITIES (Cost $1,020,573)		984,753

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	74,814	71,637
Series 2020-BN25 Class A5, 2.649% 1/15/63	80,000	68,603
Series 2020-BN28 Class A4, 1.844% 3/15/63	120,000	96,098
Series 2022-BNK39 Class A4, 2.928% 2/15/55	100,000	84,494
Series 2022-BNK41 Class A4, 3.7901% 4/15/65 (c)	270,000	244,789
BBCMS Mortgage Trust sequential payer:
Series 2021-C11 Class A5, 2.322% 9/15/54	100,000	81,340
Series 2021-C9 Class A5, 2.299% 2/15/54	200,000	164,256
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	140,000	110,838
Series 2021-B24 Class A5, 2.5843% 3/15/54	50,000	40,809
Series 2019-B12 Class A5, 3.1156% 8/15/52	50,000	44,175
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	55,684
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	100,000	87,472
Citigroup Commercial Mortgage Trust sequential payer Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	234,616
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	64,093
Class A5, 3.0161% 9/15/52	75,000	65,434
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	80,000	75,886
Series 2020-K104 Class A2, 2.253% 1/25/30	200,000	176,738
Series 2020-K116 Class A2, 1.378% 7/25/30	260,000	213,123
Series 2020-K117 Class A2, 1.406% 8/25/30	200,000	163,924
Series 2020-K118 Class A2, 1.493% 9/25/30	200,000	164,694
Series 2020-K121 Class A2, 1.547% 10/25/30	40,000	32,941
Series 2021-K125 Class A2, 1.846% 1/25/31	50,000	41,904
Series 2021-K128 Class A2, 2.02% 3/25/31	50,000	42,397
Series 2021-K130 Class A2, 1.723% 6/25/31	100,000	82,389
Series 2021-K136 Class A2, 2.127% 11/25/31	100,000	84,299
Series 2022-K145 Class A2, 2.58% 5/25/32	600,000	521,072
Series K080 Class A2, 3.926% 7/25/28	60,000	59,072
Series 2017-K068 Class A2, 3.244% 8/25/27	70,000	67,087
Series 2019-K094 Class A2, 2.903% 6/25/29	110,000	102,064
Series 2019-K1510 Class A2, 3.718% 1/25/31	41,000	39,216
Series 2021-K123 Class A2, 1.621% 12/25/30	130,000	107,384
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	86,856
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	96,107
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	116,000	94,737
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	25,481
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	100,000	90,942
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	65,325
Series 2019-C54 Class A4, 3.146% 12/15/52	100,000	87,989
Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	61,816
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	22,960
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,726,341)		4,120,741

Foreign Government and Government Agency Obligations - 2.1%
	Principal Amount (a)	Value ($)
Alberta Province:
1.3% 7/22/30	216,000	178,297
2.95% 1/23/24	110,000	108,240
Chilean Republic:
2.55% 7/27/33	400,000	328,450
3.24% 2/6/28	230,000	218,213
Export Development Canada 2.625% 2/21/24	100,000	98,043
Hungarian Republic 5.375% 3/25/24	306,000	305,484
Indonesian Republic:
1.85% 3/12/31	200,000	162,975
2.85% 2/14/30	400,000	359,325
Israeli State:
3.25% 1/17/28	370,000	346,941
3.375% 1/15/50	100,000	73,330
Italian Republic 2.875% 10/17/29	285,000	249,132
Korean Republic 2.75% 1/19/27	200,000	190,792
Manitoba Province 2.6% 4/16/24	180,000	175,781
Ontario Province:
1.125% 10/7/30	224,000	182,177
2.3% 6/15/26	107,000	100,868
Panamanian Republic:
2.252% 9/29/32	200,000	153,038
3.16% 1/23/30	400,000	351,450
3.75% 3/16/25	460,000	447,868
4% 9/22/24	48,000	47,049
6.4% 2/14/35	80,000	83,515
Peruvian Republic:
1.862% 12/1/32	185,000	139,883
2.78% 12/1/60	65,000	37,529
3.3% 3/11/41	70,000	52,119
3.55% 3/10/51	55,000	39,576
7.35% 7/21/25	113,000	118,459
Philippine Republic:
1.648% 6/10/31	205,000	163,782
2.65% 12/10/45	200,000	134,788
5.17% 10/13/27	300,000	306,900
6.375% 10/23/34	100,000	112,269
Polish Government:
3.25% 4/6/26	283,000	274,475
5.5% 4/4/53	40,000	40,158
Quebec Province 2.5% 4/20/26	130,000	123,794
United Mexican States:
3.25% 4/16/30	200,000	178,225
3.5% 2/12/34	217,000	181,982
3.771% 5/24/61	250,000	166,219
4.6% 2/10/48	50,000	40,494
4.75% 3/8/44	100,000	84,331
5.4% 2/9/28	200,000	203,975
5.55% 1/21/45	45,000	42,294
7.5% 4/8/33	55,000	62,865
Uruguay Republic:
4.125% 11/20/45	20,000	17,991
4.375% 10/27/27	15,000	14,956
4.375% 1/23/31	128,116	127,580
4.975% 4/20/55	63,000	60,551
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,747,165)		6,886,163

Supranational Obligations - 0.8%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	80,000	72,198
Asian Development Bank:
0.5% 2/4/26	200,000	181,425
2.5% 11/2/27	726,000	683,035
Corporacion Andina de Fomento 1.625% 9/23/25	193,000	178,571
European Investment Bank:
1.25% 2/14/31	83,000	69,394
2.25% 6/24/24	50,000	48,577
2.875% 8/15/23	90,000	89,516
3.125% 12/14/23	90,000	88,938
Inter-American Development Bank:
0.625% 7/15/25	125,000	115,754
1.75% 3/14/25	66,000	62,803
2.25% 6/18/29	30,000	27,340
3.125% 9/18/28	60,000	57,688
3.2% 8/7/42	123,000	104,805
International Bank for Reconstruction & Development:
0.375% 7/28/25	130,000	119,577
0.5% 10/28/25	145,000	132,668
0.75% 8/26/30	70,000	56,285
0.875% 5/14/30	67,000	54,812
1.25% 2/10/31	100,000	83,107
1.5% 8/28/24	50,000	47,965
1.625% 1/15/25	63,000	60,018
1.875% 6/19/23	20,000	19,967
2.5% 3/19/24	120,000	117,446
2.5% 3/29/32	260,000	234,710
International Finance Corp. 0.75% 8/27/30	40,000	32,377
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $2,975,706)		2,738,976

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25 (Cost $279,361)	279,000	253,663

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f) (Cost $1,163,242)	1,163,009	1,163,242

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $371,762,273)	338,208,267
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(5,888,824)
NET ASSETS - 100.0%	332,319,443

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/53	(50,000)	(42,398)
2% 6/1/53	(100,000)	(84,797)
2.5% 6/1/53	(100,000)	(87,329)

TOTAL GINNIE MAE		(214,524)

Uniform Mortgage Backed Securities
2% 6/1/38	(500,000)	(447,709)
2% 6/1/53	(450,000)	(370,002)
2% 6/1/53	(450,000)	(370,002)
2% 6/1/53	(350,000)	(287,779)
2% 6/1/53	(250,000)	(205,557)
2.5% 6/1/53	(200,000)	(170,820)
3% 6/1/53	(350,000)	(310,105)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,161,974)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,370,880)		(2,376,498)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $930,566 or 0.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,931,055	51,104,530	51,872,343	35,195	-	-	1,163,242	0.0%
Total	1,931,055	51,104,530	51,872,343	35,195	-	-	1,163,242

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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